Leases - Schedule of Classification of Lease Liabilities (Details) - CAD ($) $ in Millions	Apr. 03, 2022	Mar. 28, 2021	Mar. 29, 2020
Schedule of Detailed Information About Lease Liabilities [Line Items]
Current lease liabilities	$ 58.5	$ 45.2	$ 35.9
Non-current lease liabilities	192.2	209.6	192.0
Lease liabilities	250.7	254.8	227.9
Retail stores
Schedule of Detailed Information About Lease Liabilities [Line Items]
Current lease liabilities	49.7	36.2
Non-current lease liabilities	167.5	174.8
Lease liabilities	217.2	211.0	176.3
Manufacturing facilities
Schedule of Detailed Information About Lease Liabilities [Line Items]
Current lease liabilities	5.8	5.1
Non-current lease liabilities	19.0	24.8
Lease liabilities	24.8	29.9	34.7
Other
Schedule of Detailed Information About Lease Liabilities [Line Items]
Current lease liabilities	3.0	3.9
Non-current lease liabilities	5.7	10.0
Lease liabilities	$ 8.7	$ 13.9	$ 16.9